Income Taxes - Summary of unrecognized deferred tax assets (Detail) - USD ($) $ in Thousands	Nov. 30, 2019	Nov. 30, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised deferred tax assets	$ 60,249	$ 57,279
Research and development expenses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised deferred tax assets	23,262	27,455
Non-capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised deferred tax assets	30,470	23,236
Property and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised deferred tax assets	282	357
Intellectual property and patent fees
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised deferred tax assets	2,900	2,885
Available deductions and other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised deferred tax assets	$ 3,335	$ 3,345